Option Activity Baidu. Inc (Detail) - Parent Company - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of shares options
Outstanding, December 31, 2020	24,219,040
Granted	1,299,528
Exercised	(3,040,752)
Forfeited/Cancelled	(1,024,256)
Outstanding, December 31, 2021	21,453,560	24,219,040
Vested and expected to vest at December 31, 2021	18,836,432
Exercisable at December 31, 2021	14,356,680
Weighted average exercise price (US$)
Outstanding, December 31, 2020	$ 17
Granted	17
Exercised	15
Forfeited/Cancelled	14
Outstanding, December 31, 2021	17	$ 17
Vested and expected to vest at December 31, 2021	18
Exercisable at December 31, 2021	$ 19
Weighted average remaining contractual life (Years)
Outstanding	6 years	7 years
Vested and expected to vest at December 31, 2021	6 years
Exercisable at December 31, 2021	5 years
Aggregate intrinsic value (US$ in millions)
Outstanding	$ 84	$ 245
Vested and expected to vest at December 31, 2021	69
Exercisable at December 31, 2021	$ 44